Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Schedule of Discontinued Operations

Result of discontinued operations:

	2024	2023	2022
Revenue	-	175,664	320,017
Cost of Sales	-	(213,603)	(1,511,890)
Other income	-	146,580	733,112
Operating expenses	-	(2,082,292)	(8,042,350)
Financial income/(expense), net	-	(146,012)	250,663
Tax (expense)/credit	-	111,126	2,523
Gain on disposal of discontinued operation	-	5,793,584	-
Profit after tax from discontinued operations	-	3,785,047	(8,247,925)

Schedule of Earnings per Share from Discontinued Operations	Earnings per share from discontinued operations
	2024	2023	2022
Basic and diluted earnings / (loss) per share from discontinued operations	-	7.70	(181.13)

Schedule of Statement of Cash Flows

Statement of cash flows:

	2024	2023	2022
Operating activities	-	(1,215,787)	(1,156,076)
Investing activities	-	75	70,582
Financing activities	-	1,175,883	900,115
Net cash from discontinued operations	-	(39,829)	(185,379)